Revenue from Contracts with Customers (Tables)	12 Months Ended
Jun. 30, 2025
Revenue from Contracts with Customers [Abstract]
Schedule of Revenue from Contracts with Customers
	Consolidated
	30 June 2025	30 June 2024
	$	$
Sale of products	165,645	-

Schedule of Disaggregation of Revenue by Geographical Location	Disaggregation of revenue by geographical location:
	Consolidated
	30 June 2025	30 June 2024
	$	$
United States of America	125,645	-
Australia	40,000	-
Total	165,645	-